CONSOLIDATED STATEMENTS OF INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Revenue	$ 63,746	$ 61,881
Cost of sales	46,057	39,859
Mine operating earnings	17,689	22,022
General and administrative expenses	7,822	5,813
Exploration, evaluation and development expenses	9,524	6,127
Share-based compensation	1,413	1,026
Impairment charges	0	1,679
Finance and other (expense) income
Interest income	808	225
Finance costs	(171)	(76)
Accretion	(791)	(23)
Foreign exchange (loss) gain	2,292	(11,135)
Other (expense) income	275	(3)
Total Finance and other (expense) income	2,413	(11,012)
Loss before income taxes	2,756	(2,609)
Income tax expense (recovery)
Current expense	1,603	1,918
Deferred recovery	(137)	(409)
Total Income Tax Expense	1,466	1,509
Net income (loss) for the year	$ 1,290	$ (4,118)
Earnings (loss) per share
Basic and diluted	$ 0.01	$ (0.03)
Cost of sales [Member]
Statement [Line Items]
Production costs	$ 41,752	$ 34,153
Amortization and depletion	3,878	5,436
Share-based compensation	427	270
General and administrative expenses [Member]
Statement [Line Items]
Administrative expenses	6,818	4,959
Amortization and depletion	76	140
Share-based compensation	928	714
Exploration, evaluation and development expenses [Member]
Statement [Line Items]
Exploration and evaluation expenses	7,475	4,339
Mine development costs	1,991	1,746
Share-based compensation	$ 58	$ 42